MERRILL LYNCH VARIABLE SERIES FUNDS, INC.
                           P.O. Box 9011
                   Princeton, New Jersey 08543.


                                   December 16, 1996

VIA EDGAR

Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, DC  20549-1004

Re:  Registration Statement on Form N-1A
     FILE NO. 2-74452

Ladies and Gentlemen:

          Pursuant to Rule 497(j) under the Securities Act of 1933, as amended (the "Act"), Merrill Lynch Variable Series Funds, Inc. (the "Company"), hereby certifies:

     (i) that each form of prospectus and statement of additional information that would have been filed under Rule 497(c) of the Act would not have differed from that contained in Post-Effective Amendment No. 26 of the Registration Statement on Form N-1A (the "Registration Statement"), which is the most recent amendment to such Registration Statement; and

     (ii) that the Registration Statement was filed electronically with the Securities and Exchange Commission on December 9, 1996.

                                   Sincerely,

                                   MERRILL LYNCH VARIABLE
                                     SERIES FUNDS, INC.



                                   By  /S/ IRA P. SHAPIRO
                                        Ira P. Shapiro
                                        Secretary


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